TRADE ACCOUNTS PAYABLE (domestic market, debtor risk and imports) (Tables)	12 Months Ended
Dec. 31, 2024
TRADE ACCOUNTS PAYABLE (domestic market, debtor risk and imports)
Schedule of trade accounts payable

	2024	2023
Trade accounts payable - domestic market	3,892,296	4,120,701
Trade accounts payable - debtor risk	459,899	584,320
Trade accounts payable - imports	1,365,909	1,196,162
	5,718,104	5,901,183

Schedule of trade accounts payable debtor risk

	2024	2023	2022
Trade accounts payable - debtor risk	459,899	584,320	653,085

Amounts received by suppliers from financial institutions that are part of the financing agreement - debt risk, in relation to the outstanding balance mentioned above	451,420	571,784	638,286